Other Operating Expenses - Summary of Other Operating Expenses (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Summary of Other Operating Expenses [abstract]
IT related expenses	€ 365	€ 354
Office expenses	158	276
Advertising and public relations	190	200
Travel and accommodation expenses	73	93
External advisory fees	174	158
Audit and non-audit services	12	11
Postal charges	23	25
Depreciation of property and equipment	273	155
Amortisation of intangible assets	114	100
Impairments and reversals on property and equipment and intangibles	9	7
Regulatory costs	612	591
Addition/(unused amounts reversed) of provision for reorganisations and relocations	44	(20)
Addition/(unused amounts reversed) of other provisions	12	(35)
Contributions and subscriptions	55	42
Other	311	353
Other operating expense	€ 2,427	€ 2,309